Reconciliation of Benefit Obligations Plan Assets and Funded Status of Plans (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Defined Contribution Retirement Plan USD ($)	Mar. 31, 2012 Defined Contribution Retirement Plan JPY (¥)	Mar. 31, 2011 Defined Contribution Retirement Plan JPY (¥)
Change in benefit obligations:
Benefit obligations at the beginning of the year					$ 396,894	¥ 32,708,000	¥ 33,454,000
Service cost	10,108	833,000	835,000	915,000	10,108	833,000	835,000
Interest cost	8,797	725,000	712,000	764,000	8,797	725,000	712,000
Participants' contributions					862	71,000	71,000
Actuarial loss (gain)					21,757	1,793,000	(593,000)
Benefits paid from plan assets					(9,125)	(752,000)	(708,000)
Settlement paid from plan assets					(13,226)	(1,090,000)	(926,000)
Settlement paid by the Companies					(1,857)	(153,000)	(137,000)
Benefit obligations at the end of the year					414,210	34,135,000	32,708,000
Change in plan assets:
Fair value of plan assets at the beginning of the year		30,978,000			375,901	30,978,000	31,743,000
Actual return on plan assets					6,674	550,000	(768,000)
Employer contributions					22,449	1,850,000	1,566,000
Participants' contributions					862	71,000	71,000
Benefits paid from plan assets					(9,125)	(752,000)	(708,000)
Settlement payments					(13,226)	(1,090,000)	(926,000)
Fair value of plan assets at the end of the year	383,534	31,607,000	30,978,000		383,534	31,607,000	30,978,000
Funded status at the end of the year					$ (30,676)	¥ (2,528,000)	¥ (1,730,000)